Quarterly Holdings Report
for
Fidelity® Japan Fund
January 31, 2025
JPN-NPRT1-0425
1.813056.120
Common Stocks - 99.6%
	Shares	Value ($)
CHINA - 0.4%
Consumer Discretionary - 0.4%
Household Durables - 0.4%
Chervon Holdings Ltd	1,163,900	2,856,013
JAPAN - 98.7%
Communication Services - 6.3%
Entertainment - 2.6%
Daiichikosho Co Ltd	344,300	4,008,147
Nintendo Co Ltd	206,300	13,534,249
		17,542,396
Interactive Media & Services - 1.6%
Kakaku.com Inc	389,000	6,091,949
LY Corp	1,807,400	5,279,284
		11,371,233
Wireless Telecommunication Services - 2.1%
SoftBank Group Corp	228,100	13,944,134
Consumer Discretionary - 13.0%
Automobile Components - 3.1%
Denso Corp	1,099,700	15,218,204
Sumitomo Electric Industries Ltd	318,600	5,952,129
		21,170,333
Automobiles - 1.0%
Suzuki Motor Corp	367,600	4,398,775
Yamaha Motor Co Ltd	298,200	2,494,627
		6,893,402
Broadline Retail - 1.2%
Pan Pacific International Holdings Corp	290,200	8,079,559
Hotels, Restaurants & Leisure - 1.9%
Curves Holdings Co Ltd	923,900	4,378,147
Kyoritsu Maintenance Co Ltd	419,600	8,302,932
		12,681,079
Household Durables - 5.3%
Open House Group Co Ltd	179,700	5,878,614
Sony Group Corp	1,359,600	30,005,478
		35,884,092
Leisure Products - 0.5%
Roland Corp	145,600	3,707,749
TOTAL CONSUMER DISCRETIONARY		88,416,214

Consumer Staples - 3.2%
Consumer Staples Distribution & Retail - 1.5%
Seven & i Holdings Co Ltd	525,300	8,385,765
Welcia Holdings Co Ltd	142,300	2,048,034
		10,433,799
Food Products - 0.8%
Ajinomoto Co Inc	127,100	5,095,106
Personal Care Products - 0.9%
Rohto Pharmaceutical Co Ltd	361,800	6,133,494
TOTAL CONSUMER STAPLES		21,662,399

Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
ENEOS Holdings Inc	840,400	4,224,959
Inpex Corp	702,800	8,387,252
		12,612,211
Financials - 15.6%
Banks - 8.4%
Mizuho Financial Group Inc	361,700	9,959,707
Sumitomo Mitsui Financial Group Inc	1,903,600	46,910,618
		56,870,325
Capital Markets - 1.1%
Integral Corp	110,800	2,901,116
SBI Holdings Inc	155,200	4,473,925
		7,375,041
Financial Services - 3.1%
ORIX Corp	1,004,900	21,226,327
Insurance - 3.0%
LIFENET INSURANCE CO (a)(b)	406,600	5,077,954
Tokio Marine Holdings Inc	467,700	15,426,323
		20,504,277
TOTAL FINANCIALS		105,975,970

Health Care - 6.5%
Health Care Equipment & Supplies - 3.4%
Hoya Corp	168,600	22,640,615
Health Care Providers & Services - 0.5%
CUC Inc (a)	302,100	2,946,913
EUCALIA Inc (b)	93,500	598,643
		3,545,556
Pharmaceuticals - 2.6%
Astellas Pharma Inc	775,900	7,521,596
Daiichi Sankyo Co Ltd	370,500	10,329,696
		17,851,292
TOTAL HEALTH CARE		44,037,463

Industrials - 26.0%
Electrical Equipment - 3.3%
Fuji Electric Co Ltd	81,900	3,902,122
Mitsubishi Electric Corp	642,600	10,532,835
NIDEC CORP	444,900	7,684,111
		22,119,068
Industrial Conglomerates - 5.1%
Hitachi Ltd	1,368,100	34,394,637
Machinery - 9.0%
Ebara Corp	266,900	4,396,416
Hoshizaki Corp	128,000	4,737,430
IHI Corp	216,500	12,952,817
Japan Steel Works Ltd/The	88,000	3,112,436
Kawasaki Heavy Industries Ltd	105,200	4,751,620
MISUMI Group Inc	366,160	5,860,607
Mitsubishi Heavy Industries Ltd	851,100	12,456,059
Nabtesco Corp	155,900	2,787,683
SMC Corp	27,400	10,367,785
		61,422,853
Professional Services - 6.9%
BayCurrent Inc	220,400	9,398,283
Funai Soken Holdings Inc	250,200	3,881,934
Gakujo Co Ltd	202,100	2,931,667
Persol Holdings Co Ltd	6,714,800	10,230,225
SIGMAXYZ Holdings Inc (a)	583,400	3,520,462
SMS Co Ltd	238,300	2,551,770
TechnoPro Holdings Inc	466,900	9,319,590
Visional Inc (a)	97,100	4,816,810
		46,650,741
Trading Companies & Distributors - 1.7%
ITOCHU Corp	253,000	11,649,151
TOTAL INDUSTRIALS		176,236,450

Information Technology - 18.0%
Electronic Equipment, Instruments & Components - 5.5%
Daiwabo Holdings Co Ltd	201,100	3,913,734
Dexerials Corp	587,400	7,654,646
Furuya Metal Co Ltd	15,600	330,651
Hamamatsu Photonics KK (b)	371,600	4,586,107
Ibiden Co Ltd	209,900	6,154,897
Jeol Ltd	93,400	3,442,311
Shibaura Electronics Co Ltd	136,000	2,784,088
Taiyo Yuden Co Ltd (b)	269,700	3,770,714
TDK Corp	370,000	4,472,305
		37,109,453
IT Services - 5.8%
DTS Corp	185,100	5,048,500
ExaWizards Inc (a)	627,500	2,001,092
Fujitsu Ltd	925,000	17,889,280
NSD Co Ltd	373,400	7,883,945
TechMatrix Corp	407,600	6,612,036
		39,434,853
Semiconductors & Semiconductor Equipment - 3.3%
Renesas Electronics Corp	1,415,800	18,963,905
Rohm Co Ltd (b)	336,400	3,203,778
		22,167,683
Software - 1.1%
Appier Group Inc (b)	76,600	791,850
Money Forward Inc (a)	250,800	6,940,838
		7,732,688
Technology Hardware, Storage & Peripherals - 2.3%
FUJIFILM Holdings Corp	701,200	15,448,206
TOTAL INFORMATION TECHNOLOGY		121,892,883

Materials - 7.2%
Chemicals - 7.2%
Kansai Paint Co Ltd	133,900	1,814,648
Mitsui Chemicals Inc	210,000	4,605,186
Nippon Sanso Holdings Corp (b)	213,600	6,049,268
NOF Corp	335,700	4,466,288
Resonac Holdings Corp	240,200	5,822,857
Shin-Etsu Chemical Co Ltd	620,800	19,246,186
Tokyo Ohka Kogyo Co Ltd	213,300	4,752,649
Toyo Gosei Co Ltd (b)	57,900	1,950,677
		48,707,759
Real Estate - 1.0%
Real Estate Management & Development - 1.0%
Relo Group Inc	612,000	7,500,921
TOTAL JAPAN		669,900,033
UNITED STATES - 0.5%
Industrials - 0.5%
Aerospace & Defense - 0.5%
Space Exploration Technologies Corp (a)(c)(d)	18,055	3,340,175
TOTAL COMMON STOCKS (Cost $516,316,173)		676,096,221

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.37	1,462,256	1,462,548
Fidelity Securities Lending Cash Central Fund (e)(f)	4.37	22,953,995	22,956,290
TOTAL MONEY MARKET FUNDS (Cost $24,418,838)			24,418,838

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $540,735,011)	700,515,059
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(21,486,102)
NET ASSETS - 100.0%	679,028,957

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,340,175 or 0.5% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Space Exploration Technologies Corp	2/16/21 - 5/24/22	1,151,846

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	566,579	7,218,854	6,322,885	7,527	-	-	1,462,548	1,462,256	0.0%
Fidelity Securities Lending Cash Central Fund	13,013,849	49,665,903	39,723,462	40,970	-	-	22,956,290	22,953,995	0.1%
Total	13,580,428	56,884,757	46,046,347	48,497	-	-	24,418,838	24,416,251

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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